EMPLOYEE BENEFIT PLANS - Liabilities relating to post-employment benefit and long-term benefit plans (Details) - COP ($) $ in Millions		Dec. 31, 2025		Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Liabilities related to investments in subsidiaries held for sale		$ 34,416,684	[1]	$ 0
Banistmo S.A.
EMPLOYEE BENEFIT PLANS
Liabilities related to investments in subsidiaries held for sale	[1]	27,293,518
Reclassification Of Employee Benefits | Banistmo S.A.
EMPLOYEE BENEFIT PLANS
Liabilities related to investments in subsidiaries held for sale	[1]	2,891
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		947,610		954,301
Fair value Plan assets		0		2,746
Total Unfunded Post-employment and long-term benefit plans		947,610		951,555
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Pension defined benefit plans
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		130,577		140,996
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Severance obligation
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		7,202		9,351
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Retirement Pension Premium Plan and Executive Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		208,892		222,786
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control | Other long term benefits
EMPLOYEE BENEFIT PLANS
Total Post-employment and long-term benefit plans		$ 600,939		$ 581,168

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.